Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 68,000	$ 88,000	$ 135,000	$ 97,000	$ 263,000	$ 424,000	$ 343,000